PROPERTY AND EQUIPMENT (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment Capitalized Interest Costs [Abstract]
Depreciation expense	$ 29,000	$ 37,000	$ 30,000